Cover	12 Months Ended
Jun. 30, 2023
Cover [Abstract]
Entity Central Index Key	0001554625
Amendment Flag	false
Document Type	N-CSR
Entity Registrant Name	Priority Income Fund, Inc.
Document Period End Date	Jun. 30, 2023
Current Fiscal Year End Date	--06-30